Sales and advertising expense (Tables)	12 Months Ended
Dec. 31, 2021
Sales and advertising expense
Schedule of sales and advertisement expenses

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Staff costs	9,160	9,717	9,815
Advertising campaigns	48,309	24,765	69,521
Selling expenses	5,238	2,581	2,588
Sales and advertising expense	62,707	37,063	81,924